Summary of significant accounting policies - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Change in Contract with Customer, Liability [Abstract]
Balance, beginning of the period	$ 157,738	$ 117,919	$ 140,710	$ 100,662	$ 100,662	$ 68,048
Revenue earned	(50,038)	(39,261)	(147,324)	(116,145)
Deferral of revenue	80,538	54,651	194,852	148,792	126,268	87,569
Balance, end of the period	$ 188,238	$ 133,309	$ 188,238	$ 133,309	$ 140,710	$ 100,662